UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

1010 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investment Advisors, Inc.
1010 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (816) 860-7512

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1.  Schedule of Investments

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 10.4%
Honda Motor Co., Ltd.[1]	77,500	$2,734,975
Kohl's Corp.*	20,000	1,095,600
TJX Cos., Inc.	80,000	3,401,600
VF Corp.	34,000	2,725,100
Walt Disney Co.	60,000	2,094,600
		12,051,875

CONSUMER STAPLES — 9.5%
CVS Caremark Corp.	66,000	2,412,960
McCormick & Co., Inc.	70,000	2,685,200
Philip Morris International, Inc.	70,000	3,651,200
Wal-Mart Stores, Inc.	40,000	2,224,000
		10,973,360

ENERGY — 12.4%
Anadarko Petroleum Corp.	36,250	2,640,088
Apache Corp.	20,000	2,030,000
Chevron Corp.	28,000	2,123,240
EOG Resources, Inc.	23,000	2,137,620
National Oilwell Varco, Inc.	61,000	2,475,380
Occidental Petroleum Corp.	35,000	2,958,900
		14,365,228

FINANCIALS — 14.0%
American Express Co.	40,000	1,650,400
Chubb Corp.	50,000	2,592,500
Fifth Third Bancorp	200,000	2,718,000
Franklin Resources, Inc.	17,000	1,885,300
Lincoln National Corp.	80,000	2,456,000
Toronto-Dominion Bank	37,000	2,759,460
U.S. Bancorp	80,000	2,070,400
		16,132,060
HEALTH CARE — 13.5%
Baxter International, Inc.	40,000	2,328,000
Gilead Sciences, Inc.*	55,000	2,501,400
Johnson & Johnson	20,000	1,304,000
Merck & Co., Inc.	55,000	2,054,250
UnitedHealth Group, Inc.	49,000	1,600,830
Waters Corp.*	50,000	3,377,000
Zimmer Holdings, Inc.*	42,000	2,486,400
		15,651,880

INDUSTRIALS — 15.7%
Boeing Co.	25,000	1,815,250
Danaher Corp.	34,000	2,716,940
Emerson Electric Co.	45,000	2,265,300
Fastenal Co.	60,000	2,879,400
General Electric Co.	80,000	1,456,000
L-3 Communications Holdings, Inc.	20,000	1,832,600
Norfolk Southern Corp.	15,000	838,350
Union Pacific Corp.	20,000	1,466,000
United Technologies Corp.	40,000	2,944,400
		18,214,240

INFORMATION TECHNOLOGY — 18.0%
Adobe Systems, Inc.*	80,000	2,829,600
Apple, Inc.*	9,000	2,114,370
Cisco Systems, Inc.*	125,000	3,253,750
Google, Inc. - Class A*	4,000	2,268,040
Intel Corp.	100,000	2,226,000
McAfee, Inc.*	48,000	1,926,240
Microsoft Corp.	90,000	2,634,300
Oracle Corp.	140,000	3,596,600
		20,848,900

MATERIALS — 3.3%
BHP Billiton Ltd.[1]	17,000	1,365,440
Praxair, Inc.	30,000	2,490,000
		3,855,440

UTILITIES — 1.8%
Dominion Resources, Inc.	50,000	2,055,500

TOTAL COMMON STOCKS (Cost $96,575,813) — 98.6%		114,148,483

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.2%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$272,000	272,000
Federal Home Loan Bank 0.000%, 04/01/10	1,099,000	1,099,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,371,000) — 1.2%		1,371,000

TOTAL INVESTMENTS (Cost $97,946,813) — 99.8%		115,519,483

Other assets less liabilities — 0.2%		209,102

TOTAL NET ASSETS —100.0%		$115,728,585

(equivalent to $12.24 per share; unlimited shares of $1.00 par value capital shares authorized; 9,458,596 shares outstanding)

* Non-income producing security
[1] ADR - American Depositary Receipt

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS — 97.2%
CONSUMER DISCRETIONARY — 23.7%
American Eagle Outfitters, Inc.	77,250	$1,430,670
Brinker International, Inc.	105,350	2,031,148
Carnival Corp.	59,175	2,300,724
CBS Corp. - Class B	131,575	1,834,155
Darden Restaurants, Inc.	32,300	1,438,642
Discovery Communications, Inc. - Class A*	25,825	872,627
Dollar Tree, Inc.*	48,875	2,894,377
Family Dollar Stores, Inc.	51,150	1,872,601
Johnson Controls, Inc.	61,800	2,038,782
Limited Brands, Inc.	28,475	701,055
Macy's, Inc.	110,100	2,396,877
NVR, Inc.*	2,215	1,609,198
Omnicom Group, Inc.	88,375	3,429,834
priceline.com, Inc.*	11,415	2,910,825
Tempur-Pedic International, Inc.*	89,575	2,701,582
TJX Cos., Inc.	13,575	577,209
Warnaco Group, Inc.*	60,925	2,906,732
		33,947,038

CONSUMER STAPLES — 3.5%
Clorox Co.	45,650	2,927,991
Dean Foods Co.*	59,250	929,632
H.J. Heinz Co.	24,475	1,116,305
		4,973,928

ENERGY — 6.6%
Arch Coal, Inc.	80,350	1,835,998
National Oilwell Varco, Inc.	28,500	1,156,530
Nexen, Inc.	193,150	4,772,736
Plains Exploration & Production Co.*	21,600	647,784
Valero Energy Corp.	54,100	1,065,770
		9,478,818

FINANCIALS — 17.3%
Affiliated Managers Group, Inc.*	36,600	2,891,400
Annaly Capital Management, Inc. REIT	81,200	1,395,016
Arch Capital Group Ltd.*	18,425	1,404,906
Arthur J. Gallagher & Co.	35,650	875,208
Axis Capital Holdings Ltd.	39,600	1,237,896
Bank of Hawaii Corp.	42,500	1,910,375
Chubb Corp.	28,850	1,495,872
Fifth Third Bancorp	416,525	5,660,575
First American Corp.	17,525	593,046
Host Hotels & Resorts, Inc. REIT	124,736	1,827,382
National Retail Properties, Inc. REIT	111,625	2,548,399
Progressive Corp.	112,825	2,153,829
Waddell & Reed Financial, Inc. - Class A	20,368	734,063
		24,727,967

HEALTH CARE — 7.6%
AmerisourceBergen Corp.	71,275	2,061,273
Becton, Dickinson and Co.	15,675	1,234,093
C.R. Bard, Inc.	18,675	1,617,628
Coventry Health Care, Inc.*	39,400	973,968
Henry Schein, Inc.*	19,925	1,173,582
Hospira, Inc.*	15,850	897,903
Humana, Inc.*	18,750	876,938
Onyx Pharmaceuticals, Inc.*	46,925	1,420,889
Talecris Biotherapeutics Holdings Corp.*	35,725	711,642
		10,967,916

INDUSTRIALS — 12.2%
AGCO Corp.*	29,200	1,047,404
First Solar, Inc.*	10,165	1,246,737
General Cable Corp.*	24,500	661,500
Harsco Corp.	32,900	1,050,826
L-3 Communications Holdings, Inc.	15,675	1,436,300
Lincoln Electric Holdings, Inc.	36,000	1,955,880
Parker Hannifin Corp.	29,825	1,930,870
Spirit Aerosystems Holdings, Inc. - Class A*	67,675	1,582,242
Stericycle, Inc.*	17,200	937,400
Terex Corp.*	31,625	718,204
Trinity Industries, Inc.	242,550	4,841,298
		17,408,661

INFORMATION TECHNOLOGY — 16.6%
Analog Devices, Inc.	33,325	960,427
Avnet, Inc.*	181,475	5,444,250
Check Point Software Technologies*	29,400	1,030,764
Computer Sciences Corp.*	58,025	3,161,782
eBay, Inc.*	73,150	1,971,392
Hewitt Associates, Inc. - Class A*	45,725	1,818,940
Lam Research Corp.*	103,600	3,866,352
SAIC, Inc.*	39,800	704,460
Skyworks Solutions, Inc.*	121,625	1,897,350
Sybase, Inc.*	38,725	1,805,360
Teradata Corp.*	36,350	1,050,152
		23,711,229

MATERIALS — 6.0%
Agnico-Eagle Mines Ltd.	28,475	1,585,203
Allegheny Technologies, Inc.	76,140	4,110,799
CF Industries Holdings, Inc.	11,475	1,046,290
Sigma-Aldrich Corp.	7,925	425,256
Steel Dynamics, Inc.	42,100	735,487
Walter Industries, Inc.	7,600	701,252
		8,604,287

MISCELLANEOUS — 0.5%
Vanguard REIT ETF	14,250	695,685

TELECOMMUNICATION SERVICES — 1.3%
Millicom International Cellular S.A.	21,450	1,912,268

UTILITIES — 1.9%
Westar Energy, Inc.	122,675	2,735,652

TOTAL COMMON STOCKS (Cost $120,448,749) — 97.2%		139,163,449

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 4.5%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$1,268,000	1,268,000
Federal Home Loan Bank 0.000%, 04/01/10	5,116,000	5,116,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,384,000) — 4.5%		6,384,000

TOTAL INVESTMENTS (Cost $126,832,749) — 101.7%		145,547,449

Liabilities less other assets — (1.7)%		(2,440,233)

TOTAL NET ASSETS —100.0%		$143,107,216

(equivalent to $11.59 per share; unlimited shares of $1.00 par value capital shares authorized; 12,350,977 shares outstanding)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 27.5%
99 Cents Only Stores*	250,000	$4,075,000
Aeropostale, Inc.*	140,000	4,036,200
American Public Education, Inc.*	130,000	6,058,000
Big Lots, Inc.*	140,000	5,098,800
Brinker International, Inc.	275,000	5,302,000
Buffalo Wild Wings, Inc.*	75,000	3,608,250
Burger King Holdings, Inc.	185,000	3,933,100
Capella Education Co.*	32,500	3,017,300
Deckers Outdoor Corp.*	20,000	2,760,000
Finish Line, Inc. - Class A	530,000	8,649,600
Foot Locker, Inc.	180,000	2,707,200
Fossil, Inc.*	161,000	6,076,140
Gymboree Corp.*	95,000	4,904,850
Helen of Troy Ltd.*	48,300	1,258,698
Jarden Corp.	128,000	4,261,120
Jo-Ann Stores, Inc.*	207,500	8,710,850
LKQ Corp.*	200,000	4,060,000
Maidenform Brands, Inc.*	200,000	4,370,000
Monro Muffler, Inc.	160,000	5,721,600
Phillips-Van Heusen Corp.	110,000	6,309,600
Red Robin Gourmet Burgers, Inc.*	50,000	1,222,000
Ryland Group, Inc.	100,000	2,244,000
Skechers U.S.A., Inc. - Class A*	100,000	3,632,000
Steven Madden Ltd.*	210,000	10,248,000
Tempur-Pedic International, Inc.*	155,000	4,674,800
Texas Roadhouse, Inc.*	215,000	2,986,350
Thor Industries, Inc.	195,000	5,890,950
Universal Technical Institute, Inc.*	37,500	855,750
Williams-Sonoma, Inc.	90,000	2,366,100
		129,038,258

CONSUMER STAPLES — 2.8%
Lancaster Colony Corp.	133,000	7,841,680
NBTY, Inc.*	50,000	2,399,000
Sanderson Farms, Inc.	55,000	2,948,550
		13,189,230

ENERGY — 1.7%
Atwood Oceanics, Inc.*	40,000	1,385,200
Bristow Group, Inc.*	61,500	2,320,395
Matrix Service Co.*	45,000	484,200
Oil States International, Inc.*	85,000	3,853,900
		8,043,695

FINANCIALS — 9.1%
FirstMerit Corp.	90,000	1,941,300
Fulton Financial Corp.	635,000	6,470,650
Hancock Holding Co.	58,000	2,424,980
National Financial Partners Corp.*	120,375	1,697,288
NewAlliance Bancshares, Inc.	395,000	4,984,900
Portfolio Recovery Associates, Inc.*	86,000	4,718,820
Prosperity Bancshares, Inc.	120,000	4,920,000
Signature Bank*	150,000	5,557,500
Stifel Financial Corp.*	65,000	3,493,750
SVB Financial Group*	80,000	3,732,800
Waddell & Reed Financial, Inc. - Class A	76,500	2,757,060
		42,699,048

HEALTH CARE — 11.2%
Amedisys, Inc.*	82,000	4,528,040
AMERIGROUP Corp.*	120,000	3,988,800
Bio-Reference Labs, Inc.*	30,000	1,319,100
Catalyst Health Solutions, Inc.*	118,000	4,882,840
Gentiva Health Services, Inc.*	40,000	1,131,200
ICU Medical, Inc.*	205,000	7,062,250
Invacare Corp.	235,000	6,236,900
Magellan Health Services, Inc.*	67,000	2,913,160
Merit Medical Systems, Inc.*	85,000	1,296,250
NuVasive, Inc.*	120,000	5,424,000
Onyx Pharmaceuticals, Inc.*	60,000	1,816,800
Owens & Minor, Inc.	60,000	2,783,400
Sirona Dental Systems, Inc.*	100,000	3,803,000
SXC Health Solutions Corp.*	20,000	1,345,600
Thoratec Corp.*	115,000	3,846,750
		52,378,090

INDUSTRIALS — 18.9%
AAR Corp.*	140,000	3,474,800
Allegiant Travel Co.*	60,000	3,471,600
American Science & Engineering, Inc.	67,000	5,019,640
Baldor Electric Co.	130,000	4,862,000
Barnes Group, Inc.	120,000	2,334,000
BE Aerospace, Inc.*	85,000	2,588,250
Con-way, Inc.	70,000	2,458,400
Consolidated Graphics, Inc.*	31,796	1,316,672
Crane Co.	165,000	5,857,500
EnerSys*	75,000	1,849,500
HUB Group, Inc. - Class A*	100,000	2,798,000
Knight Transportation, Inc.	100,000	2,109,000
Korn/Ferry International*	188,000	3,318,200
Middleby Corp.*	65,000	3,743,350
Old Dominion Freight Line, Inc.*	70,000	2,337,300
Shaw Group, Inc.*	50,000	1,721,000
Spirit Aerosystems Holdings, Inc. - Class A*	240,000	5,611,200
SYKES Enterprises, Inc.*	200,000	4,568,000
Team, Inc.*	70,000	1,161,300
Terex Corp.*	120,000	2,725,200
Triumph Group, Inc.	71,000	4,976,390
TrueBlue, Inc.*	83,000	1,286,500
United Stationers, Inc.*	150,000	8,827,500
Valmont Industries, Inc.	15,000	1,242,450
Wabtec Corp.	63,750	2,685,150
Werner Enterprises, Inc.	60,000	1,390,200
Woodward Governor Co.	148,000	4,733,040
		88,466,142

INFORMATION TECHNOLOGY — 18.6%
Arris Group, Inc.*	295,000	3,542,950
Cabot Microelectronics Corp.*	80,000	3,026,400
Cymer, Inc.*	100,000	3,730,000
Cypress Semiconductor Corp.*	385,000	4,427,500
DG FastChannel, Inc.*	150,000	4,792,500
Informatica Corp.*	100,000	2,686,000
j2 Global Communications, Inc.*	110,000	2,574,000
Lexmark International, Inc. - Class A*	190,000	6,855,200
Netgear, Inc.*	200,000	5,220,000
Omnivision Technologies, Inc.*	565,000	9,706,700
Park Electrochemical Corp.	187,500	5,388,750
Plantronics, Inc.	90,000	2,815,200
Plexus Corp.*	170,000	6,125,100
Polycom, Inc.*	80,000	2,446,400
Skyworks Solutions, Inc.*	460,000	7,176,000
Standard Microsystems Corp.*	105,850	2,464,188
Stratasys, Inc.*	96,000	2,340,480
Varian Semiconductor Equipment Associates, Inc.*	40,000	1,324,800
Viasat, Inc.*	160,000	5,537,600
Websense, Inc.*	215,000	4,895,550
		87,075,318

MATERIALS — 6.9%
Allegheny Technologies, Inc.	130,000	7,018,700
Brush Engineered Materials, Inc.*	170,000	3,836,900
Carpenter Technology Corp.	40,000	1,464,000
Compass Minerals International, Inc.	37,500	3,008,625
Intrepid Potash, Inc.*	165,000	5,004,450
RPM International, Inc.	115,000	2,454,100
Schweitzer-Mauduit International, Inc.	45,000	2,140,200
Stepan Co.	52,000	2,906,280
Stillwater Mining Co.*	150,000	1,947,000
Walter Industries, Inc.	30,000	2,768,100
		32,548,355

TELECOMMUNICATION SERVICES — 0.2%
Neutral Tandem, Inc.*	70,000	1,118,600

UTILITIES — 1.5%
South Jersey Industries, Inc.	110,000	4,618,900
Westar Energy, Inc.	110,000	2,453,000
		7,071,900

TOTAL COMMON STOCKS (Cost $406,620,520) — 98.4%		461,628,636

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.5%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$1,363,000	1,363,000
Federal Home Loan Bank 0.000%, 04/01/10	5,502,000	5,502,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,865,000) — 1.5%		6,865,000

TOTAL INVESTMENTS (Cost $413,485,520) — 99.9%		468,493,636

Other assets less liabilities — 0.1%		616,748

TOTAL NET ASSETS —100.0%		$469,110,384

(equivalent to $13.21 per share; unlimited shares of $1.00 par value capital shares authorized; 35,505,283 shares outstanding)

* Non-income producing security

See accompanying Notes to Schedules of Investments.

SCOUT TRENDSTAR SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS — 97.8%
CONSUMER DISCRETIONARY — 10.2%
Aeropostale, Inc.*	6,600	$190,278
Callaway Golf Co.	19,700	173,754
Chico's FAS, Inc.	11,300	162,946
Cracker Barrel Old Country Store, Inc.	4,100	190,158
Jos. A. Bank Clothiers, Inc.*	4,400	240,460
Penn National Gaming, Inc.*	4,900	136,220
Ryland Group, Inc.	6,900	154,836
Steiner Leisure Ltd.*	6,100	270,352
		1,519,004

CONSUMER STAPLES — 1.7%
Alberto-Culver Co.	4,600	120,290
Ralcorp Holdings, Inc.*	1,900	128,782
		249,072

ENERGY — 5.2%
Cameco Corp.	11,300	309,733
Swift Energy Co.*	8,700	267,438
Unit Corp.*	4,700	198,716
		775,887

FINANCIALS — 8.4%
Boston Private Financial Holdings, Inc.	26,693	196,728
Federated Investors, Inc. - Class B	12,600	332,388
Janus Capital Group, Inc.	10,397	148,573
SEI Investments Co.	13,200	290,004
Waddell & Reed Financial, Inc. - Class A	8,200	295,528
		1,263,221

HEALTH CARE — 20.6%
Amedisys, Inc.*	3,400	187,748
AMERIGROUP Corp.*	9,039	300,456
Amsurg Corp.*	17,115	369,513
Bio-Reference Labs, Inc.*	10,516	462,389
Catalyst Health Solutions, Inc.*	5,200	215,176
Centene Corp.*	13,600	326,944
Dionex Corp.*	2,000	149,560
Gentiva Health Services, Inc.*	9,749	275,702
ICU Medical, Inc.*	6,832	235,362
Illumina, Inc.*	2,900	112,810
inVentiv Health, Inc.*	13,000	291,980
Life Technologies Corp.*	2,900	151,583
		3,079,223

INDUSTRIALS — 10.0%
Acuity Brands, Inc.	7,100	299,691
CRA International, Inc.*	4,626	106,028
Forward Air Corp.	12,532	329,591
General Cable Corp.*	9,100	245,700
Shaw Group, Inc.*	7,200	247,824
Towers Watson & Co. - Class A	5,500	261,250
		1,490,084

INFORMATION TECHNOLOGY — 39.8%
Akamai Technologies, Inc.*	9,300	292,113
Black Box Corp.	10,502	323,041
Cabot Microelectronics Corp.*	12,109	458,083
CACI International, Inc. - Class A*	5,300	258,905
Cree, Inc.*	9,950	698,689
Cymer, Inc.*	7,400	276,020
Daktronics, Inc.	38,500	293,370
Diodes, Inc.*	6,400	143,360
FARO Technologies, Inc.*	5,500	141,625
Global Payments, Inc.	1,600	72,880
Intersil Corp. - Class A	12,900	190,404
IXYS Corp.*	32,120	274,305
Jack Henry & Associates, Inc.	12,800	307,968
Microsemi Corp.*	18,100	313,854
National Instruments Corp.	10,619	354,144
Novellus Systems, Inc.*	8,800	220,000
Plexus Corp.*	3,900	140,517
Quest Software, Inc.*	10,200	181,458
Supertex, Inc.*	5,400	138,186
Varian Semiconductor Equipment Associates, Inc.*	13,856	458,911
Veeco Instruments, Inc.*	5,700	247,950
Websense, Inc.*	7,100	161,667
		5,947,450

MISCELLANEOUS — 1.9%
SPDR KBW Regional Banking ETF	11,000	288,420

TOTAL COMMON STOCKS (Cost $12,552,645) — 97.8%		14,612,361

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.0%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$88,000	88,000
Federal Home Loan Bank 0.000%, 04/01/10	356,000	356,000

TOTAL SHORT-TERM INVESTMENTS (Cost $444,000) — 3.0%		444,000

TOTAL INVESTMENTS (Cost $12,996,645) — 100.8%		15,056,361

Liabilities less other assets — (0.8)%		(112,337)

TOTAL NET ASSETS — 100.0%		$14,944,024

(equivalent to $8.05 per share; unlimited shares of $1.00 par value capital shares authorized; 1,856,257 shares outstanding)

ETF - Exchange Traded Fund
* Non-income producing security

See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS (ADR'S) — 97.8%
AUSTRALIA — 4.9%
Australia & New Zealand Banking Group Ltd.	3,928,305	$90,900,978
BHP Billiton Ltd.	1,088,562	87,433,300
CSL Ltd.[2]	1,907,430	63,765,370
Woodside Petroleum Ltd.	891,277	38,315,998
		280,415,646

BRAZIL — 4.2%
Cia de Bebidas das Americas	930,280	85,269,465
Empresa Brasileira de Aeronautica S.A.	1,250,965	29,973,121
Petroleo Brasileiro S.A.	1,273,532	56,659,439
Vale S.A.	2,028,871	65,309,357
		237,211,382

CANADA — 6.2%
Cameco Corp.[2]	1,429,831	39,191,668
Enbridge, Inc.[2]	150,412	7,173,689
Enbridge, Inc.[2]	1,284,751	61,346,860
Imperial Oil Ltd.[2]	1,001,648	38,934,058
Royal Bank of Canada[2]	1,595,200	93,079,920
Toronto-Dominion Bank[2]	1,518,525	113,251,594
		352,977,789

CHILE — 0.9%
Sociedad Quimica y Minera de Chile S.A.	1,299,683	48,595,147

FINLAND — 1.7%
Sampo Oyj - A Shares[2]	3,702,799	98,223,848

FRANCE — 6.8%
Air Liquide S.A.	2,019,941	48,619,980
AXA S.A.	3,025,407	66,679,970
Dassault Systemes S.A.[2]	937,784	55,471,853
Groupe Danone[2]	646,762	38,960,514
LVMH Moet Hennessy Louis Vuitton S.A.[2]	572,775	66,949,335
Technip S.A.	779,232	63,429,485
Total S.A.	813,779	47,215,457
		387,326,594

GERMANY — 8.3%
Adidas A.G.	2,149,033	57,379,181
Allianz S.E.	6,350,196	79,377,450
Bayer A.G.	556,338	37,636,266
Fresenius Medical Care A.G. & Co. KGaA	1,014,639	56,982,126
Henkel A.G. & Co. KGaA	1,076,637	57,600,080
Muenchener Rueckversicherungs A.G.	3,781,382	61,182,761
SAP A.G.	1,081,305	52,086,462
Siemens A.G.	712,957	71,274,311
		473,518,637

GREECE — 1.5%
Coca Cola Hellenic Bottling Co., S.A.[2]	3,254,947	87,750,536

HONG KONG — 0.7%
CLP Holdings Ltd.	5,204,765	37,162,022

HUNGARY — 1.6%
Magyar Telekom Telecommunications PLC	1,507,348	31,051,369
MOL Hungarian Oil and Gas NyRt.*	1,165,080	59,477,334
		90,528,703

INDIA — 1.3%
Infosys Technologies Ltd.	1,300,905	76,558,259

IRELAND — 0.9%
Ryanair Holdings PLC*	1,811,717	49,224,351

ISRAEL — 1.6%
Teva Pharmaceutical Industries Ltd.	1,445,843	91,203,776

ITALY — 2.0%
Luxottica Group S.p.A.	1,958,824	52,457,307
Saipem S.p.A.[2]	1,646,478	63,712,681
		116,169,988

JAPAN — 13.7%
Asahi Breweries Ltd.[2]	2,568,480	48,160,717
Canon, Inc.	1,706,253	78,845,951
Fanuc Ltd.[2]	743,630	78,904,798
Honda Motor Co., Ltd.	1,835,137	64,761,985
Japan Tobacco, Inc.[2]	14,896	55,447,727
Komatsu Ltd.	3,846,773	81,128,442
Kubota Corp.	1,403,976	64,007,266
Kyocera Corp.	590,249	57,384,008
Nidec Corp.	3,393,283	90,872,119
Nitto Denko Corp.[2]	1,451,372	56,353,411
NTT DoCoMo, Inc.	2,119,000	32,208,800
Terumo Corp.[2]	1,392,339	74,166,737
		782,241,961

LUXEMBOURG — 1.0%
Millicom International Cellular S.A.[2]	661,261	58,951,418

MEXICO — 2.2%
Grupo Televisa S.A.	3,239,043	68,084,684
Wal-Mart de Mexico S.A.B. de C.V.	1,163,411	59,566,643
		127,651,327

NETHERLANDS — 0.6%
Koninklijke Ahold N.V.	2,681,527	35,530,233

NORWAY — 0.8%
Tandberg ASA[2]	1,499,100	42,754,316

SINGAPORE — 1.7%
United Overseas Bank Ltd.	3,610,735	98,681,388

SOUTH KOREA — 1.7%
POSCO	548,533	64,183,846
Shinsegae Co., Ltd.[2]	67,360	31,850,811
		96,034,657

SPAIN — 3.8%
Banco Bilbao Vizcaya Argentaria S.A.	3,914,354	53,587,506
Iberdrola S.A.	758,648	25,680,235
Inditex S.A.[2]	1,173,342	77,345,358
Telefonica S.A.	852,159	60,588,505
		217,201,604

SWEDEN — 5.3%
Hennes & Mauritz A.B. - B Shares[2]	1,348,120	87,583,178
Sandvik A.B.	4,873,497	61,893,412
SKF A.B.	3,149,955	56,100,698
Svenska Cellulosa A.B. - B Shares[2]	2,648,607	37,341,522
Telefonaktiebolaget LM Ericsson	5,618,523	58,601,195
		301,520,005

SWITZERLAND — 8.1%
ABB Ltd.*	3,834,148	83,737,792
Adecco S.A.	1,377,080	38,902,510
Givaudan S.A.[2]	55,742	48,901,129
Nestle S.A.	1,123,749	57,535,949
Nobel Biocare Holding A.G.[2]	664,200	17,764,074
Roche Holding A.G.	931,640	37,750,053
Sonova Holding A.G.[2]	427,505	53,113,766
Swiss Reinsurance*	1,354,261	66,494,215
Syngenta A.G.	1,028,792	57,108,244
		461,307,732

TAIWAN — 1.8%
HON HAI Precision Industry Co., Ltd.[2]	9,023,345	39,067,634
Taiwan Semiconductor Manufacturing Co., Ltd.	6,093,873	63,924,728
		102,992,362

UNITED KINGDOM — 10.4%
BG Group PLC	616,245	53,459,254
BP PLC	993,422	56,694,594
British American Tobacco PLC	772,680	53,237,652
HSBC Holdings PLC	1,663,108	84,302,944
Prudential PLC	4,886,905	81,024,885
Reckitt Benckiser Group PLC[2]	949,201	52,099,609
Sage Group PLC[2]	17,413,888	63,183,414
Standard Chartered PLC[2]	2,225,413	60,702,599
Tesco PLC	2,521,461	50,051,001
Vodafone Group PLC	1,695,794	39,495,042
		594,250,994

UNITED STATES — 4.1%
Aflac, Inc.[2]	1,925,764	104,549,727
Mettler-Toledo International, Inc.*2	763,190	83,340,348
Synthes, Inc.[2]	353,858	44,165,130
		232,055,205

TOTAL COMMON STOCKS (ADR'S) (Cost $4,509,544,689) — 97.8%		5,578,039,880

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 2.1%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$23,784,000	23,784,000
Federal Home Loan Bank 0.000%, 04/01/10	95,973,000	95,973,000

TOTAL SHORT-TERM INVESTMENTS (Cost $119,757,000) — 2.1%		119,757,000

TOTAL INVESTMENTS (Cost $4,629,301,689) — 99.9%		5,697,796,880

Other assets less liabilities — 0.1%		5,052,410

TOTAL NET ASSETS — 100.0%		$5,702,849,290

(equivalent to $29.83 per share; unlimited shares of $1.00 par value capital shares authorized; 191,159,576 shares outstanding)

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security
[2] Non ADR

See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Shares	Value

COMMON STOCKS (ADR'S) — 95.6%
AUSTRALIA — 2.4%
Ansell Ltd.[2]	22,300	$248,428
Mount Gibson Iron Ltd.*2	290,800	499,015
		747,443

BELGIUM — 0.9%
Colruyt S.A.[2]	1,150	283,081

BRAZIL — 1.2%
Empresa Brasileira de Aeronautica S.A.	16,000	383,360

CANADA — 4.4%
Agnico-Eagle Mines Ltd.[2]	2,570	143,072
Canadian Pacific Railway Ltd.[2]	7,150	402,116
Home Capital Group, Inc.[2]	10,500	446,921
Shoppers Drug Mart Corp.[2]	8,400	360,927
		1,353,036

CHILE — 4.9%
Banco Santander Chile	9,250	631,035
Empresa Nacional de Electricidad S.A.	3,520	165,405
Sociedad Quimica y Minera de Chile S.A.	10,200	381,378
Vina Concha y Toro S.A.	7,600	341,240
		1,519,058

FINLAND — 1.9%
Sampo Oyj - A Shares[2]	22,200	588,898

FRANCE — 6.5%
Cie Generale d'Optique Essilor International S.A.[2]	4,750	303,267
Dassault Systemes S.A.	5,250	310,800
Gemalto N.V.*2	7,400	320,236
Neopost S.A.[2]	4,250	339,653
SEB S.A.[2]	5,650	374,807
Technip S.A.	4,700	382,580
		2,031,343

GERMANY — 8.5%
Adidas A.G.	14,300	381,810
Bijou Brigitte A.G.[2]	3,000	546,003
Fresenius S.E.[2]	3,950	296,791
Morphosys A.G.*2	9,750	219,855
Pfeiffer Vacuum Technology A.G.[2]	4,680	355,561
Rational A.G.[2]	2,000	350,361
Tognum A.G.[2]	16,250	305,738
Wirecard A.G.[2]	20,050	197,635
		2,653,754

GREECE — 1.1%
Coca Cola Hellenic Bottling Co., S.A.	12,650	337,881

HONG KONG — 2.1%
Wing Hang Bank Ltd.	35,200	643,734

HUNGARY — 1.8%
Magyar Telekom Telecommunications PLC	10,900	224,540
MOL Hungarian Oil and Gas NyRt.*	6,450	329,272
		553,812

IRELAND — 3.4%
Irish Life & Permanent PLC*2	95,500	379,611
Ryanair Holdings PLC*	24,700	671,099
		1,050,710

ISRAEL — 0.4%
Israel Chemicals Ltd.[2]	8,800	119,056

ITALY — 2.5%
Finmeccanica S.p.A.[2]	24,000	320,268
Luxottica Group S.p.A.	16,600	444,548
		764,816

JAPAN — 17.3%
Amada Co., Ltd.[2]	34,500	289,314
Asahi Breweries Ltd.[2]	19,800	371,263
Japan Smaller Capitalization Fund, Inc. CEF[2]	82,400	730,064
Nidec Corp.	24,750	662,805
Pigeon Corp.[2]	6,500	241,951
SECOM Co., Ltd.[2]	7,600	332,485
SMC Corp.[2]	4,455	604,706
SPDR Russell/Nomura Small Cap Japan ETF[2]	15,325	618,670
Suzuki Motor Corp.[2]	17,250	380,648
Sysmex Corp.[2]	6,300	369,280
Toshiba Machine Co., Ltd.[2]	98,000	417,200
Yamada Denki Co., Ltd.[2]	5,000	369,023
		5,387,409

LUXEMBOURG — 1.5%
Millicom International Cellular S.A.[2]	5,200	463,580

NETHERLANDS — 2.9%
Koninklijke Vopak N.V.*2	7,800	614,304
Randstad Holding N.V.*2	6,350	301,770
		916,074

NORWAY — 1.6%
Tandberg ASA[2]	9,280	264,665
Yara International ASA	5,000	217,500
		482,165

POLAND — 1.1%
Central European Distribution Corp.*2	9,400	329,094

PORTUGAL — 1.1%
Galp Energia SGPS S.A.[2]	19,580	340,094

SINGAPORE — 3.1%
Flextronics International Ltd.*2	36,745	288,081
United Overseas Bank Ltd.	25,150	687,349
		975,430

SOUTH AFRICA — 1.1%
Naspers Ltd. - N Shares[2]	7,850	341,105

SOUTH KOREA — 2.3%
Hyundai Steel Co.[2]	2,900	220,169
LG Household & Health Care Ltd.[2]	1,150	307,459
Yuhan Corp.[2]	1,260	192,099
		719,727

SWEDEN — 1.3%
Svenska Cellulosa A.B.	29,350	413,835

SWITZERLAND — 9.8%
Acino Holding A.G.[2]	635	96,358
Givaudan S.A.[2]	565	495,661
Lindt & Spruengli A.G.[2]	13	352,001
Nobel Biocare Holding A.G.[2]	7,140	190,960
Schindler Holding A.G.[2]	4,900	431,260
SGS S.A.	37,200	512,988
Swiss Life Holding A.G.*2	3,150	413,766
Temenos Group A.G.*2	13,450	396,076
Vetropack Holding A.G.[2]	88	164,332
		3,053,402

TAIWAN — 0.6%
Siliconware Precision Industries Co.	29,000	174,290

UNITED KINGDOM — 8.8%
AMEC PLC[2]	25,900	314,032
Capita Group PLC[2]	37,350	428,773
Informa PLC[2]	68,800	404,356
Marks & Spencer Group PLC	35,875	401,800
Premier Oil PLC*2	17,600	329,843
Sage Group PLC	21,000	303,030
Willis Group Holdings Ltd.[2]	17,850	558,527
		2,740,361

UNITED STATES — 1.1%
Mettler-Toledo International, Inc.*2	2,985	325,962

TOTAL COMMON STOCKS (ADR'S) (Cost $27,390,755) — 95.6%		29,692,510

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.6%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corp. 0.010%, 04/01/10	$225,000	225,000
Federal Home Loan Bank 0.000%, 04/01/10	907,000	907,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,000) — 3.6%		1,132,000

TOTAL INVESTMENTS (Cost $28,522,755) — 99.2%		30,824,510

Other assets less liabilities — 0.8%		248,549

TOTAL NET ASSETS —100.0%		$31,073,059

(equivalent to $8.65 per share; unlimited shares of $1.00 par value capital shares authorized; 3,591,464 shares outstanding)

ADR - American Depositary Receipt
CEF - Closed End Fund
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing security
[2] Non ADR

See accompanying Notes to Schedules of Investments.

SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER — 0.6%
BNP Paribas Finance, Inc. 0.080%, 04/01/10	$780,000	$780,000

TOTAL COMMERCIAL PAPER (Cost $780,000) — 0.6%		780,000

CORPORATE BONDS — 43.7%
Alabama Power Co. 5.800%, 11/15/13[4]	1,000,000	1,120,354
Anheuser-Busch Cos., Inc.
5.750%, 04/01/10[4]	750,000	750,000
4.700%, 04/15/12[4]	1,000,000	1,057,967
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 03/26/13[3,4]	700,000	701,850
AT&T, Inc.
6.250%, 03/15/11[4]	2,000,000	2,103,034
5.100%, 09/15/14[4]	490,000	530,681
Bank of New York Mellon Corp. 4.500%, 04/01/13	1,000,000	1,068,617
Bank of Nova Scotia 3.400%, 01/22/15	1,500,000	1,511,526
Berkshire Hathaway, Inc. 2.125%, 02/11/13	2,000,000	2,017,560
BHP Billiton Finance USA Ltd. 5.500%, 04/01/14	1,500,000	1,652,026
Boeing Co. 3.500%, 02/15/15[4]	500,000	509,282
BP Capital Markets PLC 3.625%, 05/08/14[4]	2,000,000	2,076,638
Caterpillar, Inc. 7.000%, 12/15/13[4]	1,000,000	1,157,711
Cisco Systems, Inc. 5.250%, 02/22/11[4]	1,000,000	1,040,939
CME Group, Inc. 5.400%, 08/01/13[4]	1,000,000	1,091,916
ConocoPhillips 4.600%, 01/15/15[4]	1,500,000	1,610,460
DIRECTV Holdings, LLC 3.550%, 03/15/15[3,4]	1,000,000	985,051
Duke Energy Carolinas, LLC 5.750%, 11/15/13[4]	1,650,000	1,839,679
General Dynamics Corp. 1.800%, 07/15/11[4]	250,000	252,526
General Electric Capital Corp. 6.875%, 11/15/10	1,500,000	1,556,709
General Mills, Inc. 5.650%, 09/10/12[4]	500,000	545,358
Hewlett-Packard Co. 4.500%, 03/01/13[4]	2,000,000	2,142,858
Home Depot, Inc.
5.200%, 03/01/11[4]	1,000,000	1,038,886
5.250%, 12/16/13[4]	655,000	709,875
International Business Machines Corp.
7.500%, 06/15/13	500,000	583,044
6.500%, 10/15/13[4]	2,000,000	2,297,540
John Deere Capital Corp.
5.350%, 01/17/12	500,000	534,181
5.250%, 10/01/12	1,000,000	1,086,330
JPMorgan Chase & Co. 4.650%, 06/01/14	2,500,000	2,644,142
Kellogg Co. 4.250%, 03/06/13[4]	1,000,000	1,057,174
Kraft Foods, Inc. 4.125%, 02/09/16	1,500,000	1,521,922
Kroger Co. 3.900%, 10/01/15[4]	500,000	506,754
Morgan Stanley 6.000%, 05/13/14	1,000,000	1,081,122
Niagara Mohawk Power Corp. 3.553%, 10/01/14[3,4]	1,500,000	1,507,294
Novartis Capital Corp. 1.900%, 04/24/13[4]	500,000	500,087
Praxair, Inc. 1.750%, 11/15/12[4]	500,000	500,989
Procter & Gamble International Funding SCA 1.350%, 08/26/11[4]	1,000,000	1,007,575
Roche Holdings, Inc. 5.000%, 03/01/14[3,4]	2,000,000	2,162,180
Thermo Fisher Scientific, Inc. 2.150%, 12/28/12[3,4]	1,500,000	1,495,873
U.S. Bancorp 4.200%, 05/15/14	1,500,000	1,575,271
Verizon Virginia, Inc. 4.625%, 03/15/13[4]	3,000,000	3,148,842
Wells Fargo & Co.
3.750%, 10/01/14	1,000,000	1,013,152
3.625%, 04/15/15	1,000,000	993,323

TOTAL CORPORATE BONDS (Cost $51,873,960) — 43.7%		54,288,298

U.S. GOVERNMENT AND AGENCIES — 58.5%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 5.0%
Bank of America Corp. 3.125%, 06/15/12	3,000,000	3,119,016
John Deere Capital Corp. 2.875%, 06/19/12	1,500,000	1,552,863
Wells Fargo & Co. 2.125%, 06/15/12	1,500,000	1,523,934
TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM		6,195,813

FEDERAL FARM CREDIT BANK — 4.6%
4.875%, 02/18/11	2,000,000	2,075,778
5.000%, 09/04/13	1,000,000	1,096,874
2.625%, 04/17/14	2,000,000	2,021,510
4.350%, 04/14/15[4]	500,000	500,705
TOTAL FEDERAL FARM CREDIT BANK		5,694,867

FEDERAL HOME LOAN BANK — 5.4%
1.625%, 07/27/11	2,000,000	2,022,828
2.000%, 07/27/12[4]	1,500,000	1,506,333
4.500%, 11/15/12	2,000,000	2,150,760
3.750%, 06/14/13	1,000,000	1,055,534
TOTAL FEDERAL HOME LOAN BANK		6,735,455

FEDERAL HOME LOAN MORTGAGE CORPORATION — 9.7%
4.000%, 07/01/10	1,134,196	1,140,613
3.500%, 09/01/10	449,451	451,182
1.700%, 06/29/11[4]	2,000,000	2,005,752
2.125%, 03/23/12	1,000,000	1,018,571
2.050%, 05/11/12[4]	2,000,000	2,003,736
2.350%, 08/27/12[4]	1,500,000	1,511,388
1.875%, 03/08/13[4]	2,000,000	1,994,080
3.500%, 08/18/14[4]	2,000,000	2,022,736
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		12,148,058

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.8%
4.800%, 04/25/10	2,492,042	2,497,358
1.750%, 03/23/11	1,000,000	1,011,636
5.375%, 11/15/11	1,300,000	1,392,843
1.250%, 12/30/11[4]	2,000,000	1,998,212
2.000%, 09/28/12[4]	2,000,000	2,010,638
3.250%, 11/17/14[4]	2,000,000	2,011,626
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		10,922,313

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 10.0%
6.500%, 10/15/11	3,257	3,338
6.000%, 02/20/13	5,496	5,819
6.000%, 03/15/13	1,561	1,689
6.000%, 06/15/13	3,766	4,076
5.500%, 04/20/16	86,465	92,876
7.000%, 07/20/16	14,633	15,841
6.000%, 08/15/16	59,978	65,018
6.000%, 08/15/16	66,185	71,747
5.500%, 09/20/16	204,385	219,540
5.500%, 11/15/16	321,018	345,883
5.500%, 12/20/16	2,773	2,979
5.500%, 01/15/17	217,660	235,067
6.000%, 02/15/17	7,976	8,630
5.500%, 05/20/17	215,089	231,430
5.500%, 08/15/17	240,161	259,367
5.500%, 08/15/17	178,507	192,782
5.500%, 10/15/17	367,039	396,392
5.500%, 10/20/17	161,039	173,273
5.500%, 11/15/17	283,732	306,423
5.500%, 11/15/17	8,994	9,713
5.000%, 03/15/18	12,360	13,192
5.000%, 04/16/18[4]	890,841	948,648
5.000%, 04/20/18	636,772	677,186
5.500%, 07/20/18	262,668	282,711
4.500%, 08/15/18	7,536	7,955
5.500%, 10/20/18	184,905	199,014
5.000%, 11/15/18	6,966	7,435
5.500%, 06/20/19	337,238	362,510
5.000%, 09/15/19	8,049	8,583
5.500%, 10/20/19	195,936	210,619
5.500%, 11/20/19	452,693	486,617
5.297%, 11/16/35[4,5]	3,500,000	3,692,973
5.346%, 07/16/36[4,5]	2,700,000	2,887,021
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		12,426,347

U.S. TREASURY SECURITIES — 15.0%
0.875%, 04/30/11	1,000,000	1,004,415
1.750%, 11/15/11	1,500,000	1,523,087
1.375%, 03/15/12	4,000,000	4,031,876
1.375%, 04/15/12	5,000,000	5,036,330
2.750%, 02/28/13	3,500,000	3,623,322
1.375%, 03/15/13	1,000,000	994,453
1.875%, 02/28/14	500,000	495,938
2.375%, 02/28/15	2,000,000	1,986,886
TOTAL U.S. TREASURY SECURITIES		18,696,307

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $71,150,291) — 58.5%		72,819,160

TOTAL INVESTMENTS (Cost $123,804,251) — 102.8%		127,887,458

Liabilities less other assets — (2.8)%		(3,471,483)

TOTAL NET ASSETS — 100.0%		$124,415,975

(equivalent to $11.51 per share; unlimited shares of $1.00 par value capital shares authorized; 10,806,253 shares outstanding)

LLC - Limited Liability Company
PLC - Public Limited Company
[3] 144A Restricted Security
[4] Callable
[5] Variable Rate Security

See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AND AGENCIES — 102.4%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 2.0%
Bank of America N.A. 0.458%, 12/23/10[5]	$5,000,000	$5,009,619

FEDERAL AGRICULTURAL MORTGAGE CORPORATION — 9.3%
0.010%, 04/01/10	23,449,000	23,449,000

FEDERAL FARM CREDIT BANK — 22.2%
0.010%, 04/01/10	10,000,000	10,000,000
5.200%, 04/19/10	1,000,000	1,002,500
2.750%, 05/04/10	3,400,000	3,406,808
5.320%, 05/11/10	1,000,000	1,005,714
0.228%, 07/06/10[5]	5,000,000	5,000,431
0.120%, 08/17/10[5]	5,000,000	5,000,000
0.198%, 09/03/10[5]	5,000,000	5,000,000
0.390%, 12/01/10[4]	7,150,000	7,149,883
0.579%, 12/09/10[5]	215,000	215,651
0.578%, 01/04/11[5]	5,000,000	5,013,985
0.287%, 01/28/11[5]	5,000,000	5,004,610
0.200%, 02/14/11[5]	1,800,000	1,800,967
0.737%, 03/24/11[5]	6,000,000	6,033,364
TOTAL FEDERAL FARM CREDIT BANK		55,633,913

FEDERAL HOME LOAN BANK — 27.2%
0.001%, 04/01/10	1,047,000	1,047,000
4.500%, 05/12/10[4]	1,500,000	1,507,525
4.875%, 05/14/10	10,000,000	10,056,273
0.550%, 06/04/10	5,000,000	5,003,514
4.400%, 06/15/10[4]	1,000,000	1,008,783
5.000%, 07/12/10[4,5]	190,000	192,446
1.060%, 07/13/10	4,100,000	4,110,478
0.625%, 07/19/10[4]	5,000,000	5,000,000
0.179%, 07/27/10[5]	5,000,000	5,000,189
4.125%, 08/13/10	1,070,000	1,085,411
1.350%, 09/03/10	420,000	421,670
5.125%, 09/10/10	1,045,000	1,067,736
0.500%, 10/05/10[4]	5,000,000	5,000,194
0.350%, 10/13/10[4,5]	9,750,000	9,749,332
0.500%, 10/28/10[4]	10,000,000	10,002,454
0.550%, 11/03/10[4]	3,000,000	3,000,960
0.560%, 11/19/10[4]	5,000,000	5,000,000
TOTAL FEDERAL HOME LOAN BANK		68,253,965

FEDERAL HOME LOAN MORTGAGE CORPORATION — 25.5%
0.140%, 04/01/10	3,000,000	3,000,000
0.000%, 04/12/10	20,000,000	19,999,259
0.142%, 04/12/10	4,200,000	4,199,820
0.132%, 04/13/10	1,000,000	999,957
0.135%, 04/15/10	4,254,000	4,253,780
10.299%, 05/28/10	10,000,000	10,159,900
0.151%, 07/12/10[5]	2,300,000	2,300,530
0.232%, 08/24/10[5]	3,000,000	3,000,555
0.232%, 09/03/10[5]	5,000,000	5,001,797
0.231%, 01/14/11[5]	5,000,000	5,002,491
0.299%, 01/28/11[5]	1,200,000	1,201,165
0.324%, 03/09/11[5]	5,000,000	5,008,127
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		64,127,381

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 16.2%
0.122%, 04/07/10	6,542,000	6,541,869
5.000%, 04/19/10[4]	1,500,000	1,503,727
0.000%, 05/15/10	10,965,000	10,962,231
4.700%, 07/28/10[4]	2,000,000	2,027,624
0.199%, 08/05/10[5]	10,000,000	10,003,938
2.875%, 10/12/10	9,500,000	9,629,474
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		40,668,863

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $257,142,741) — 102.4%		257,142,741

TOTAL INVESTMENTS (Cost $257,142,741) — 102.4%		257,142,741

Liabilities less other assets — (2.4)%		(5,993,135)

TOTAL NET ASSETS —100.0%		$251,149,606

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 251,181,402 shares outstanding)

[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER — 61.1%
Alaska Housing Finance Corp.
0.304%, 04/09/10	$9,000,000	$8,999,400
0.254%, 06/08/10	9,000,000	8,995,750
Alcon Capital Corp. 0.091%, 04/12/10[3]	5,000,000	4,999,863
American Honda Finance Corp.
0.173%, 04/05/10	147,000	146,997
0.172%, 04/06/10	525,000	524,988
0.162%, 04/07/10	13,000,000	12,999,653
Bank of America Corp. 0.162%, 04/05/10	7,500,000	7,499,867
Bank of Nova Scotia
0.152%, 04/07/10	7,325,000	7,324,817
0.152%, 04/08/10	8,000,000	7,999,767
Basin Electric Power Cooperative, Inc.
0.183%, 04/05/10[3]	4,250,000	4,249,915
0.193%, 04/30/10[3]	6,605,000	6,603,989
BNP Paribas Finance, Inc. 0.120%, 04/01/10	15,470,000	15,470,000
Brown University
0.160%, 04/01/10	2,000,000	2,000,000
0.183%, 05/04/10	8,000,000	7,998,680
Campbell Soup Co. 0.152%, 04/06/10[3]	2,000,000	1,999,958
County of St. Joseph, IN 0.254%, 04/30/10	15,000,000	14,996,979
Danaher Corp. 0.122%, 04/05/10	8,175,000	8,174,891
Emerson Electric Co.
0.132%, 04/22/10[3]	8,000,000	7,999,393
0.152%, 04/27/10[3]	7,500,000	7,499,188
Franklin Resources, Inc.
0.233%, 04/06/10[3]	2,650,000	2,649,915
0.208%, 04/13/10[3]	10,000,000	9,999,317
0.203%, 05/05/10[3]	2,810,000	2,809,469
Harvard University
0.152%, 04/08/10	10,016,000	10,015,708
0.162%, 05/14/10	3,748,000	3,747,284
Hewlett-Packard Co. 0.162%, 04/26/10[3]	7,500,000	7,499,167
Illinois Tool Works, Inc. 0.152%, 04/06/10[3]	15,000,000	14,999,687
International Business Machines Corp. 0.152%, 04/05/10[3]	7,000,000	6,999,883
JPMorgan Chase & Co. 0.152%, 04/07/10	3,325,000	3,324,917
Kreditanstalt fuer Wiederaufbau
0.162%, 04/14/10[3]	3,035,000	3,034,825
0.152%, 04/15/10[3]	8,000,000	7,999,533
0.183%, 05/05/10[3]	4,500,000	4,499,235
Leland Stanford JR University 0.150%, 04/01/10	9,300,000	9,300,000
Microsoft Corp. 0.132%, 04/21/10[3]	7,500,000	7,499,458
Nebraska Public Power District 0.254%, 04/14/10	8,002,000	8,001,278
Nestle Capital Corp.
0.152%, 04/12/10[3]	7,500,000	7,499,656
0.152%, 04/13/10[3]	7,500,000	7,499,625
Northern Illinois Gas Co. 0.120%, 04/01/10	3,000,000	3,000,000
Roche Holdings, Inc.
0.152%, 04/13/10[3]	7,500,000	7,499,625
0.162%, 04/21/10[3]	7,500,000	7,499,333
Sigma-Aldrich Corp.
0.170%, 04/01/10[3]	7,000,000	7,000,000
0.183%, 04/08/10[3]	7,500,000	7,499,737
Southern Co. 0.152%, 04/06/10[3]	5,000,000	4,999,896
Southern Co. Funding Corp. 0.162%, 04/08/10[3]	10,000,000	9,999,689
Vanderbilt University
0.170%, 04/01/10	3,005,000	3,005,000
0.183%, 05/04/10	5,356,000	5,355,116
Yale University 0.162%, 05/14/10	5,000,000	4,999,044

TOTAL COMMERCIAL PAPER (Cost $314,720,492) — 61.1%		314,720,492

CORPORATE BONDS — 16.2%
Bear Stearns Cos., LLC 5.850%, 07/19/10	7,500,000	7,618,844
Berkshire Hathaway Finance Corp. 0.549%, 01/11/11[5]	7,500,000	7,521,451
GlaxoSmithKline Capital, Inc. 0.875%, 05/13/10[5]	7,500,000	7,506,063
Hewlett-Packard Co. 0.317%, 06/15/10[5]	7,500,000	7,501,905
John Deere Capital Corp.
0.331%, 07/16/10[5]	2,250,000	2,250,504
0.751%, 08/19/10[5]	650,000	651,243
0.951%, 01/18/11[5]	6,740,000	6,773,491
JPMorgan Chase & Co. 0.602%, 09/24/10[5]	5,000,000	5,007,774
Kimberly-Clark Corp. 0.349%, 07/30/10[5]	7,500,000	7,503,963
U.S. Bancorp 4.500%, 07/29/10	7,900,000	7,993,945
Wachovia Bank N.A. 1.150%, 05/14/10[5]	11,790,000	11,801,348
Wal-Mart Stores, Inc.
4.125%, 07/01/10	5,000,000	5,048,276
4.750%, 08/15/10	1,921,000	1,953,009
Wells Fargo & Co. 4.625%, 08/09/10	4,125,000	4,188,193

TOTAL CORPORATE BONDS (Cost $83,320,009) — 16.2%		83,320,009

MUNICIPAL BOND — 1.4%
Iowa Finance Authority 0.230%, 01/01/39[4,5]	7,250,000	7,250,000

TOTAL MUNICIPAL BONDS (Cost $7,250,000) — 1.4%		7,250,000

U.S. GOVERNMENT AND AGENCIES — 22.7%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 0.8%
Bank of America N.A. 0.458%, 12/23/10[5]	4,100,000	4,107,884

FEDERAL FARM CREDIT BANK — 4.8%
0.228%, 07/06/10[5]	5,000,000	5,000,415
0.198%, 09/03/10[5]	5,000,000	5,000,000
0.287%, 01/28/11[5]	5,000,000	5,004,610
0.350%, 02/01/11	5,000,000	4,999,250
0.400%, 02/03/11[4]	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK		25,004,275

FEDERAL HOME LOAN BANK — 3.2%
1.050%, 05/28/10	5,000,000	5,003,832
0.625%, 07/19/10[4]	5,000,000	5,000,000
0.179%, 07/27/10[5]	2,580,000	2,580,316
0.200%, 10/08/10[5]	3,800,000	3,801,262
TOTAL FEDERAL HOME LOAN BANK		16,385,410

FEDERAL HOME LOAN MORTGAGE CORPORATION — 5.3%
10.299%, 05/28/10	10,000,000	10,159,900
0.151%, 07/12/10[5]	2,805,000	2,805,098
0.232%, 08/24/10[5]	3,309,000	3,310,292
0.231%, 01/14/11[5]	5,000,000	5,002,489
0.324%, 03/09/11[5]	5,832,000	5,841,448
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		27,119,227

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.7%
0.199%, 08/05/10[5]	10,000,000	10,005,023
2.875%, 10/12/10	4,062,000	4,117,349
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		14,122,372

U.S. TREASURY SECURITY — 5.9%
2.000%, 09/30/10	30,000,000	30,245,558

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $116,984,726) — 22.7%		116,984,726

TOTAL INVESTMENTS (Cost $522,275,227) — 101.4%		522,275,227

Liabilities less other assets — (1.4)%		(7,253,482)

TOTAL NET ASSETS —100.0%		$515,021,745

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 515,106,938 shares outstanding)

LLC - Limited Liability Company
[3] 144A Restricted Security
[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of Investments.

SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

	Principal Amount	Value

ALASKA — 4.4%
City of Valdez
0.320%, 12/01/33[4,5]	$1,600,000	$1,600,000
0.300%, 06/01/37[4,5]	600,000	600,000
0.300%, 07/01/37[4,5]	2,600,000	2,600,000
0.300%, 07/01/37[4,5]	2,600,000	2,600,000
		7,400,000

COLORADO — 7.3%
Colorado Housing & Finance Authority
0.290%, 04/01/20[4,5]	900,000	900,000
0.300%, 11/01/21[4,5]	1,000,000	1,000,000
0.290%, 10/01/30[4,5]	2,700,000	2,700,000
0.310%, 10/01/30[4,5]	3,180,000	3,180,000
Eagle County School District No. Re50J 4.000%, 12/01/10	1,250,000	1,278,308
Lower Colorado River Authority, Commercial Paper
0.260%, 05/24/10	2,000,000	2,000,000
0.240%, 06/02/10	1,000,000	1,000,000
Ute Water Conservancy District 2.000%, 06/15/10	345,000	345,946
		12,404,254

CONNECTICUT — 1.7%
Connecticut Housing Finance Authority 0.300%, 05/15/39[4,5]	2,400,000	2,400,000
Connecticut State Health & Educational Facility Authority 0.270%, 07/01/36[4,5]	300,000	300,000
State of Connecticut 5.000%, 04/01/10	200,000	200,000
		2,900,000

DISTRICT OF COLUMBIA — 0.6%
District of Columbia 0.280%, 04/01/42[4,5]	1,000,000	1,000,000

FLORIDA — 6.6%
City of Jacksonville 0.300%, 10/01/32[4,5]	3,300,000	3,300,000
JEA
0.300%, 10/01/34[4,5]	1,600,000	1,600,000
0.270%, 10/01/41[4,5]	3,600,000	3,600,000
JEA Florida Electric System Revenue Bond 0.280%, 10/01/38[4,5]	2,700,000	2,700,000
		11,200,000

GEORGIA — 0.5%
Carroll County School District 5.000%, 04/01/10	225,000	225,000
City of Atlanta 4.000%, 12/01/10	225,000	230,096
Stephens County School District 4.000%, 04/01/10	400,000	400,000
		855,096

IDAHO — 0.2%
Boise City Independent School District 4.400%, 07/30/10	250,000	253,310

ILLINOIS — 0.1%
State of Illinois 5.000%, 04/01/10	250,000	250,000

INDIANA — 0.2%
City of Indianapolis 4.000%, 06/01/10	400,000	402,287

KANSAS — 2.3%
City of Junction City 4.000%, 06/01/10	1,400,000	1,407,304
City of Leawood 2.000%, 09/01/10	500,000	503,229
City of Overland Park 4.000%, 09/01/10	200,000	203,071
City of Topeka
3.000%, 08/15/10	500,000	504,581
4.000%, 08/15/10	200,000	202,704
Johnson County Unified School District No. 229 5.000%, 10/01/10	455,000	465,760
Johnson County Unified School District No. 512 - Shawnee Mission 4.000%, 10/01/10	200,000	203,503
Sedgwick County Unified School District No. 259 2.500%, 10/01/10	350,000	353,491
		3,843,643

MAINE — 0.3%
State of Maine 4.000%, 06/01/10	500,000	502,977

MARYLAND — 3.9%
Maryland Health & Higher Educational Facilities Authority, Commercial Paper 0.210%, 05/07/10	6,639,000	6,639,000

MASSACHUSETTS — 5.1%
Massachusetts Health & Educational Facilities Authority
0.290%, 02/01/34[4,5]	1,300,000	1,300,000
0.260%, 07/01/35[4,5]	500,000	500,000
0.270%, 11/01/49[4,5]	600,000	600,000
Massachusetts Water Resources Authority
0.330%, 08/01/20[4,5]	1,650,000	1,650,000
0.270%, 08/01/29[4,5]	4,500,000	4,500,000
		8,550,000

MICHIGAN — 0.1%
Forest Hills Public Schools 5.250%, 05/01/11[4]	250,000	250,977

MINNESOTA — 4.0%
City of Minneapolis 0.280%, 12/01/27[4,5]	2,060,000	2,060,000
County of Hennepin 5.000%, 12/01/15[4]	200,000	206,019
Hennepin County 0.240%, 12/01/25[4,5]	4,420,000	4,420,000
		6,686,019

MISSOURI — 7.3%
City of Kansas City
4.000%, 12/01/10	765,000	782,019
5.800%, 12/01/18[4]	1,140,000	1,182,216
County of Platte 2.600%, 12/01/10	300,000	304,300
Kansas City Industrial Development Authority 0.320%, 04/01/27[4,5]	2,600,000	2,600,000
Missouri Development Finance Board 0.290%, 12/01/33[4,5]	2,000,000	2,000,000
Missouri State Health & Educational Facilities Authority
0.360%, 10/01/24[4,5]	1,000,000	1,000,000
0.270%, 09/01/30[4,5]	1,900,000	1,900,000
0.320%, 09/01/30[4,5]	1,000,000	1,000,000
0.360%, 02/15/34[4,5]	1,150,000	1,150,000
0.270%, 03/01/40[4,5]	400,000	400,000
		12,318,535

NEBRASKA — 3.0%
Lincoln Nebraska Electric System Revenue, Commercial Paper 0.220%, 05/03/10	1,500,000	1,500,000
Omaha Public Power District, Commercial Paper
0.180%, 04/06/10	1,000,000	1,000,000
0.170%, 05/12/10	2,000,000	2,000,000
Omaha School District 2.000%, 12/15/10	500,000	505,805
		5,005,805

NEW HAMPSHIRE — 1.6%
City of Concord 5.550%, 04/01/15[4]	455,000	459,550
County of Cheshire 4.250%, 10/01/10	750,000	764,134
New Hampshire Health & Education Facilities Authority 0.270%, 06/01/31[4,5]	1,500,000	1,500,000
		2,723,684

NEW MEXICO — 0.2%
City of Albuquerque 4.000%, 07/01/10	400,000	403,364

NEW YORK — 4.5%
City of New York
0.300%, 02/15/13[4,5]	2,400,000	2,400,000
0.290%, 08/01/21[4,5]	500,000	500,000
0.290%, 08/01/21[4,5]	900,000	900,000
0.270%, 08/01/27[4,5]	2,400,000	2,400,000
0.250%, 08/01/31[4,5]	825,000	825,000
New York City Municipal Water Finance Authority 0.290%, 06/15/24[4,5]	600,000	600,000
		7,625,000

NORTH CAROLINA — 12.5%
Buncombe County
0.380%, 12/01/11[4,5]	1,700,000	1,700,000
0.380%, 12/01/15[4,5]	1,175,000	1,175,000
0.380%, 12/01/16[4,5]	820,000	820,000
0.380%, 12/01/18[4,5]	1,000,000	1,000,000
0.380%, 12/01/20[4,5]	1,385,000	1,385,000
City of Charlotte 0.310%, 06/01/25[4,5]	3,600,000	3,600,000
City of Greensboro 0.320%, 02/01/28[4,5]	500,000	500,000
County of Guilford 0.260%, 03/01/25[4,5]	1,200,000	1,200,000
County of Wake
0.300%, 04/01/19[4,5]	3,340,000	3,340,000
0.300%, 04/01/20[4,5]	600,000	600,000
0.300%, 04/01/21[4,5]	700,000	700,000
0.030%, 03/01/24[4,5]	350,000	350,000
New Hanover County 0.280%, 02/01/26[4,5]	2,900,000	2,900,000
State of North Carolina 0.270%, 05/01/21[4,5]	1,800,000	1,800,000
		21,070,000

OHIO — 0.8%
Ohio State Water Development Authority 0.270%, 12/01/18[4,5]	1,340,000	1,340,000

OKLAHOMA — 0.6%
Oklahoma City Water Utilities Trust 2.000%, 07/01/10	500,000	502,107
Oklahoma Water Resource Board 3.000%, 04/01/10	500,000	500,000
		1,002,107

PENNSYLVANIA — 3.0%
Beaver County Industrial Development Authority 0.300%, 12/01/20[4,5]	4,150,000	4,150,000
Pennsylvania Turnpike Commission 0.300%, 12/01/38[4,5]	1,000,000	1,000,000
		5,150,000

RHODE ISLAND — 3.0%
Rhode Island Health & Educational Building Corp.
0.300%, 09/01/32[4,5]	2,050,000	2,050,000
0.250%, 05/01/35[4,5]	400,000	400,000
0.290%, 09/01/43[4,5]	2,700,000	2,700,000
		5,150,000

SOUTH CAROLINA — 1.6%
City of Charleston 0.310%, 01/01/33[4,5]	2,695,000	2,695,000

SOUTH DAKOTA — 2.8%
South Dakota Housing Development Authority 0.380%, 05/01/32[4,5]	4,700,000	4,700,000

TENNESSEE — 2.3%
County of Shelby
0.300%, 03/01/11[4,5]	200,000	200,000
0.270%, 04/01/30[4,5]	1,600,000	1,600,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond 0.290%, 10/01/30[4,5]	2,150,000	2,150,000
		3,950,000

TEXAS — 13.4%
Gulf Coast Waste Disposal Authority 0.240%, 06/01/20[4,5]	1,500,000	1,500,000
Harris County, Commercial Paper 0.170%, 05/10/10	6,500,000	6,500,000
San Antonio Water Works, Commercial Paper 0.200%, 04/05/10	3,000,000	3,000,000
State of Texas
5.000%, 10/01/10	500,000	511,549
5.000%, 10/01/10	500,000	511,810
Texas Public Finance Authority, Commercial Paper
0.200%, 04/05/10	1,500,000	1,500,000
0.240%, 06/04/10	4,000,000	4,000,000
University of Texas
0.270%, 08/01/32[4,5]	1,300,000	1,300,000
0.290%, 08/01/34[4,5]	800,000	800,000
University of Texas, Commercial Paper 0.180%, 06/02/10	3,000,000	3,000,000
		22,623,359

UTAH — 0.8%
Taylorsville-Bennion Improvement District 2.000%, 12/15/10	1,295,000	1,309,981

VIRGINIA — 2.4%
City of Portsmouth 5.000%, 07/01/10	455,000	460,456
County of Henrico 3.250%, 07/15/10	175,000	176,439
Virginia College Building Authority
0.300%, 02/01/26[4,5]	2,600,000	2,600,000
0.300%, 02/01/26[4,5]	800,000	800,000
		4,036,895

WISCONSIN — 0.5%
Madison Area Technical College 1.000%, 03/01/11	850,000	854,089

WYOMING — 2.1%
County of Uinta 0.270%, 08/15/20[4,5]	3,500,000	3,500,000

TOTAL INVESTMENTS (Cost $168,595,382) — 99.7%		168,595,382

Other assets less liabilities — 0.3%		465,077

TOTAL NET ASSETS — 100.0%		$169,060,459

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 169,142,259 shares outstanding)

[4] Callable
[5] Variable Rate Security
Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010
(Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout Stock Fund (“Stock”), Scout Mid Cap Fund (“Mid Cap”), Scout Small Cap Fund (“Small Cap”), Scout TrendStar Small Cap Fund (“TrendStar Small Cap”), Scout International Fund (“International”), Scout International Discovery Fund (“International Discovery”), Scout Bond Fund (“Bond”), Scout Money Market Fund – Federal Portfolio (“Money Market – Federal Portfolio”), Scout Money Market Fund – Prime Portfolio (“Money Market – Prime Portfolio”) and Scout Tax-Free Money Market Fund (“Tax-Free Money Market”), (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 2006, the Scout International Fund was known as the UMB Scout WorldWide Fund. Prior to June 2009, the Trust was known as UMB Scout Funds. On June 30, 2009, the TrendStar Small-Cap Fund series of TrendStar Investment Trust was reorganized into the Scout TrendStar Small Cap Fund, which commenced its operations on July 1, 2009 and is the successor to the TrendStar Small-Cap Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective

Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
TrendStar Small Cap	Long-term growth of capital
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Bond	Maximum current income consistent with quality
and maturity standards
Money Market – Federal Portfolio	Maximum income consistent with safety of
principal and liquidity
Money Market – Prime Portfolio	Maximum income consistent with safety of
principal and liquidity
Tax-Free Money Market	Highest level of income exempt from federal
income tax consistent with quality and maturity
standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Security Valuations — Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Money market holdings are valued at amortized cost according to Rule 2a-7 of the Investment Company Act of 1940.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”). The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International and International Discovery Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation on investments are reported on the identified cost basis, which is also used for income tax purposes.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The Funds adopted Fair Value Measurements and Disclosures on July 1, 2008.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Funds’ assets:

Stock:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 12,051,875	$ -	$ -	$ 12,051,875
Consumer Staples	10,973,360	-	-	10,973,360
Energy	14,365,228	-	-	14,365,228
Financials	16,132,060	-	-	16,132,060
Health Care	15,651,880	-	-	15,651,880
Industrials	18,214,240	-	-	18,214,240
Information Technology	20,848,900	-	-	20,848,900
Materials	3,855,440	-	-	3,855,440
Utilities	2,055,500	-	-	2,055,500
U.S. Government and Agencies	-	1,371,000	-	1,371,000
Total	$ 114,148,483	$ 1,371,000	$ -	$ 115,519,483

Mid Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 33,947,038	$ -	$ -	$ 33,947,038
Consumer Staples	4,973,928	-	-	4,973,928
Energy	9,478,818	-	-	9,478,818
Financials	24,727,967	-	-	24,727,967
Health Care	10,967,916	-	-	10,967,916
Industrials	17,408,661	-	-	17,408,661
Information Technology	23,711,229	-	-	23,711,229
Materials	8,604,287	-	-	8,604,287
Miscellaneous	695,685	-	-	695,685
Telecommunication Services	1,912,268	-	-	1,912,268
Utilities	2,735,652	-	-	2,735,652
U.S. Government and Agencies	-	6,384,000	-	6,384,000
Total	$ 139,163,449	$ 6,384,000	$ -	$ 145,547,449

Small Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 129,038,258	$ -	$ -	$ 129,038,258
Consumer Staples	13,189,230	-	-	13,189,230
Energy	8,043,695	-	-	8,043,695
Financials	42,699,048	-	-	42,699,048
Health Care	52,378,090	-	-	52,378,090
Industrials	88,466,142	-	-	88,466,142
Information Technology	87,075,318	-	-	87,075,318
Materials	32,548,355	-	-	32,548,355
Telecommunication Services	1,118,600	-	-	1,118,600
Utilities	7,071,900	-	-	7,071,900
U.S. Government and Agencies	-	6,865,000	-	6,865,000
Total	$ 461,628,636	$ 6,865,000	$ -	$ 468,493,636

TrendStar Small Cap:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 1,519,004	$ -	$ -	$ 1,519,004
Consumer Staples	249,072	-	-	249,072
Energy	775,887	-	-	775,887
Financials	1,263,221	-	-	1,263,221
Health Care	3,079,223	-	-	3,079,223
Industrials	1,490,084	-	-	1,490,084
Information Technology	5,947,450	-	-	5,947,450
Miscellaneous	288,420	-	-	288,420
U.S. Government and Agencies	-	444,000	-	444,000
Total	$ 14,612,361	$ 444,000	$ -	$ 15,056,361

International:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 474,561,028	$ -	$ -	$ 474,561,028
Consumer Staples	713,060,937	-	-	713,060,937
Energy	585,610,517	-	-	585,610,517
Financials	1,152,039,785	-	-	1,152,039,785
Health Care	559,887,646	-	-	559,887,646
Industrials	615,146,701	-	-	615,146,701
Information Technology	678,749,939	-	-	678,749,939
Materials	513,845,936	-	-	513,845,936
Telecommunication Services	222,295,134	-	-	222,295,134
Utilities	62,842,257	-	-	62,842,257
U.S. Government and Agencies	-	119,757,000	-	119,757,000
Totals	$5,578,039,880	$ 119,757,000	$ -	$5,697,796,880

International Discovery:
Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 3,644,100	$ -	$ -	$ 3,644,100
Consumer Staples	2,617,438	-	-	2,617,438
Energy	1,695,821	-	-	1,695,821
Financials	3,706,107	643,734	-	4,349,841
Health Care	2,243,000	-	-	2,243,000
Industrials	6,721,303	-	-	6,721,303
Information Technology	3,257,271	-	-	3,257,271
Materials	2,961,477	-	-	2,961,477
Miscellaneous	1,348,734	-	-	1,348,734
Telecommunication Services	688,120	-	-	688,120
Utilities	165,405	-	-	165,405
U.S. Government and Agencies	-	1,132,000	-	1,132,000
Totals	$ 29,048,776	$ 1,775,734	$ -	$ 30,824,510

Bond:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 780,000	$ -	$ 780,000
Corporate Debt	-	54,288,298	-	54,288,298
U.S. Government and Agencies	-	72,819,160	-	72,819,160
Total	$ -	$ 127,887,458	$ -	$ 127,887,458

Money Market - Federal Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 257,142,741	$ -	$ 257,142,741
Total	$ -	$ 257,142,741	$ -	$ 257,142,741

Money Market - Prime Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 314,720,492	$ -	$ 314,720,492
Corporate Debt	-	83,320,009	-	83,320,009
Municipal Bonds	-	7,250,000	-	7,250,000
U.S. Government and Agencies	-	116,984,726	-	116,984,726
Total	$ -	$ 522,275,227	$ -	$ 522,275,227

Tax-Free Money Market:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 32,139,000	$ -	$ 32,139,000
Municipal Bonds	-	136,456,382	-	136,456,382
Total	$ -	$ 168,595,382	$ -	$ 168,595,382

b)
Foreign Currency and Risk — Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on March 31, 2010.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

c)	Federal Income Taxes — At March 31, 2010, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES
Stock	98,009,245	18,848,211	(1,337,973)	17,510,238
Mid Cap	127,812,393	19,404,067	(1,669,011)	17,735,056
Small Cap	415,703,972	55,146,407	(2,356,743)	52,789,664
TrendStar Small Cap	13,130,676	3,141,988	(1,216,303)	1,925,685
International	4,629,542,005	1,269,736,229	(201,481,354)	1,068,254,875
International Discovery	28,667,456	4,263,782	(2,106,728)	2,157,054
Bond	123,812,822	4,119,337	(44,701)	4,074,636
Money Market - Federal Portfolio	257,142,741	-	-	-
Money Market - Prime Portfolio	522,275,227	-	-	-
Tax-Free Money Market	168,595,382	-	-	-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

d)	Amortization — Discounts and premiums on securities purchased are amortized over the life of the respective securities.

e)
Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

f)
Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

g)
Multiple Share Class – Money Market Funds — The Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% Distribution fee. The Investor Class shares have no Distribution fee. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ James L. Moffett
James L. Moffett Principal Executive Officer May 7th, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
James L. Moffett Principal Executive Officer May 7th, 2010

/s/ C. Warren Green
C. Warren Green Principal Financial Officer May 7th, 2010